Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property And Equipment	Mar. 31, 2024
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property And Equipment [Line Items]
Estimated useful lives of property and equipment	35 years
Minimum [Member] | Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum [Member] | Office equipment & furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum [Member] | Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property And Equipment [Line Items]
Estimated useful lives of property and equipment	10 years
Maximum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Maximum [Member] | Office equipment & furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years